As filed with the Securities and Exchange Commission on February 1, 2011.

SEC File Number 811-05631
033-23452
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC   20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 32

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33

FIRST PACIFIC MUTUAL FUND, INC.
(Exact name of Registrant as Specified in Charter)

2756 Woodlawn Drive, #6-201, Honolulu, Hawaii   96822
(Address of Principal Executive Office)

Registrant's telephone number, including area code:  (808) 988-8088

Terrence Lee, President; First Pacific Mutual Fund, Inc.;
2756 Woodlawn Drive, #6-201, Honolulu, Hawaii  96822
(Name and Address of Agent for Service)

Please send copies of all communications to:
Audrey C. Talley, Esquire
Drinker Biddle & Reath, LLP
One Logan Square, Suite #2000
Philadelphia, PA   19103-6996

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective
(check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
_____	on _________ pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on ___________ pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on_________ pursuant to paragraph (a)(2) of Rule 485
_____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Post- Effective Amendment No. 32 to its registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 33 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu, and State of Hawaii on the 1st day of February, 2011.

FIRST PACIFIC MUTUAL FUND, INC.

By: /s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 32 to its registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Terrence K.H. Lee	Chairman, Director, President	February 1, 2011
Terrence K.H. Lee	and CEO

/s/ Clayton W.H. Chow	Director	February 1, 2011
Clayton W.H. Chow

/s/ Lynden M. Keala	Director	February 1, 2011
Lynden M. Keala

/s/ Stuart S. Marlowe	Director	February 1, 2011
Stuart S. Marlowe

/s/ Nora B. Simpson	Treasurer	February 1, 2011
Nora B. Simpson	(Chief Financial Officer)

/s/ Karen T. Nakamura	Director	February 1, 2011
Karen T. Nakamura

/s/ Kim F. Scoggins	Director	February 1, 2011
Kim F. Scoggins

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase